Deferred Tax Assets/(Liabilities) - Summary of Reconciliation to the Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net deferred tax asset recognized in the statement of financial position	¥ 2,692	¥ 1,566	[1]
Net deferred tax liability recognized in the statement of financial position	(239)	(676)	[1]
Deferred tax liability asset	¥ 2,453	¥ 890		¥ 1,079

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).